Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other assets

	2025	2024

Other assets	326,756	276,251

Advances to employees	7,547	3,819
Advances to suppliers	61,013	48,008
Amounts receivable from TIM Brasil (Note 34)	23,183	23,260
Amounts receivable from incentivized projects	27,080	27,391
Taxes and labor contributions to offset	112,471	80,610
Fistel credits (i)	32,966	38,033
Other (ii)	62,496	55,130

Current portion	(297,264)	(246,346)
Non-current portion	29,492	29,905

(i)	These refer to Fistel credit amounts arising from the decrease of the customer base, which may be offset by future changes in the base, or used to reduce future obligations, and are expected to be used in the decrease of the TFF contribution (operating supervision fee) due to Anatel.
(ii)	The majority related to: (a) other advances of R$ 8,010 (R$ 8,267 on December 31, 2024); (b) employee benefits reimbursement amounts to R$ 16,255 (R$ 19,255 as of December 31, 2024).